SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions			12 Months Ended
	Jun. 29, 2020 RUB (₽) shares	Jun. 29, 2020 USD ($) individual $ / shares shares	Dec. 31, 2020 RUB (₽) Vote € / shares shares	Dec. 31, 2020 RUB (₽) Vote item shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2020 EUR (€) Vote € / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2019 $ / shares	Nov. 18, 2019 USD ($)
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | item				3	3
Share capital
Authorized (in shares)			574,887,317	574,887,317		574,887,317	574,887,317		574,887,317
Issued and fully paid (in shares)			357,569,138	357,569,138		331,276,314	357,569,138		331,276,314
Issued and fully paid (in EUR or RUB)			₽ 290	₽ 290		₽ 267	€ 6.9		€ 6.7
Proceeds from issuance of ordinary shares				72,650	$ 983.4
SPO related expenses				₽ 721	$ 9.8
Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.01		€ 0.01
Number of votes per ordinary share | Vote			1	1			1
Share capital
Shares authorized			500,000,000	500,000,000		500,000,000	500,000,000		500,000,000
Ordinary shares issued			320,430,479	320,430,479		293,527,655	320,430,479		293,527,655
Issued and fully paid (in EUR or RUB)			₽ 151	₽ 151		₽ 130	€ 3.2		€ 2.9
Aggregate amount of shares authorized for repurchase | $											$ 300.0
Number of shares repurchased				4,228,163	4,228,163	460,791
Share price (in dollars per share) | $ / shares								$ 33.86		$ 41.16
Aggregate amount of shares repurchased				₽ 10,585	$ 143.3	₽ 1,205
Shares issued	8,121,827	8,121,827		21,522,840	21,522,840
Proceeds from issuance of ordinary shares				₽ 73,276	$ 1,060.0
Class A | Underwriter
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Shares issued	1,218,274	1,218,274
Aggregate number of shares issued	9,340,101	9,340,101
Proceeds from issuance of ordinary shares	₽ 31,799	$ 460.0
Class A | Private placement
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Aggregate number of shares issued	12,182,739	12,182,739
Proceeds from issuance of ordinary shares	₽ 41,477	$ 600.0
Number of shares issued for each investor	4,060,913	4,060,913
Number of private investors | individual		3
Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.10		€ 0.10
Number of votes per ordinary share | Vote			10	10			10
Share capital
Shares authorized			37,138,658	37,138,658		37,138,658	37,138,658		37,138,658
Ordinary shares issued			35,708,674	35,708,674		37,138,658	35,708,674		37,138,658
Issued and fully paid (in EUR or RUB)			₽ 128	₽ 128		₽ 133	€ 3.6		€ 3.7
Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.09		€ 0.09
Number of votes per ordinary share | Vote			9	9			9
Maximum dividend rate (in euros per share) | € / shares			₽ 0.01
Share capital
Shares authorized			37,748,658	37,748,658		37,748,658	37,748,658		37,748,658
Ordinary shares issued			1,429,984	1,429,984		610,000	1,429,984		610,000
Issued and fully paid (in EUR or RUB)			₽ 11	₽ 11		₽ 4	€ 0.1		€ 0.1
Priority share
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | € / shares							€ 1.00		€ 1.00
Share capital
Preferred shares authorized			1	1		1	1		1
Preferred shares issued			1	1		1	1		1